Expense Example - VIPFundsManagerFunds-ServiceService2ComboPRO - VIPFundsManagerFunds-ServiceService2ComboPRO - VIP FundsManager 30% Portfolio	Apr. 29, 2024 USD ($)
VIP FundsManager 30% Portfolio - Service Class
Expense Example:
1 year	$ 58
3 years	210
5 years	381
10 years	875
VIP FundsManager 30% Portfolio - Service Class 2
Expense Example:
1 year	74
3 years	257
5 years	462
10 years	$ 1,054